UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number   811-3904

Value Line Tax Exempt Fund, Inc.

(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017

(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: February 28, 2008

Date of reporting period: August 31,2007

Item I. Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 8/31/07 is included with this Form.

INVESTMENT ADVISER	Value Line, Inc. 220 East 42nd Street New York, NY 10017-5891

DISTRIBUTOR	Value Line Securities, Inc. 220 East 42nd Street New York, NY 10017-5891

CUSTODIAN BANK	State Street Bank and Trust Co. 225 Franklin Street Boston, MA 02110

SHAREHOLDER SERVICING AGENT	State Street Bank and Trust Co. c/o BFDS P.O. Box 219729 Kansas City, MO 64121-9729

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP 300 Madison Avenue New York, NY10017

LEGAL COUNSEL	Peter D. Lowenstein, Esq. 496 Valley Road Cos Cob, CT 06807-0272

DIRECTORS	Jean Bernhard Buttner John W. Chandler Frances T. Newton Francis C. Oakley David H. Porter Paul Craig Roberts Nancy-Beth Sheerr

OFFICERS
Jean Bernhard Buttner
Chairman and President
David T. Henigson
Vice President, Secretary/
Chief Compliance Officer
Stephen R. Anastasio
Treasurer
Howard A. Brecher
Assistant Secretary/
Assistant Treasurer

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#539882

SEMI-ANNUAL REPORT

August 31, 2007

The Value Line
Tax Exempt Fund, Inc.

The Value Line Tax Exempt Fund, Inc.

To Our Value Line

To Our Shareholders:

During the six months ended August 31, 2007, shorter-term municipal bonds outperformed those with longer-term maturities. This resulted from a flight to quality in the fixed-income markets stemming from the subprime mortgage problems and growing expectations that the Federal Reserve Board would lower interest rates in the near future as it did again in mid-September. This caused a steepening of the yield curve and produced lower prices on long-term bonds.

For the six months ended August 31, 2007, the total return of the Value Line Tax Exempt Fund was –2.79%. Over the same time period, the Lehman Brothers Municipal Bond Index reported a return of –0.57%.(1)

Sectors with higher yields, such as airport and tobacco revenue bonds, underperformed the market in that period. During the six-month period ended August 31, 2007, airport bonds were down 2.38%, while tobacco bonds were off 11.30%. The Value Line Tax Exempt Fund had only 0.5 percent of its assets invested in tobacco bonds and 16 percent of its market value in airport bonds. However, all of the Fund’s airport securities were insured and rated AAA by the rating agencies. As of August 31, 2007, the Lehman Brothers Municipal Bond Index reported that 13 percent of its market value was in transportation bonds and 16 percent of its market value was in tobacco securities.

Meanwhile, the best performing sectors in the tax-exempt market during the six-month period ended August 31, 2007, and in the Lehman Brothers Municipal Bond Index, were utility bonds, particularly electric and water/sewer issues. For the same time period, the Value Line Tax Exempt Fund had less than 10 percent of its market value in utility securities. The Lehman Brothers Municipal Bond Index had approximately 22 percent of its market value in utility bonds.

Going forward, the Fund is well positioned to deal with the uncertainty in the fixed-income markets resulting from lingering problems in the housing and subprime mortgage markets. The Fund’s very high quality portfolio has 94 percent of the bonds in the Fund rated AAA. An effort to identify sectors that have suffered more price erosion than warranted may offer buying opportunities later this year or early in 2008. Two sectors that may offer solid price return potential are the hospital and the zero coupon bond sectors. The Fund may add to these sectors when market conditions justify. Our goal remains to provide a maximum level of income exempt from Federal income taxes with a minimum level of risk. We thank you for your continued investment with us.

Sincerely,

Jean Bernhard Buttner
Chairman and President

October 12, 2007

(1)	The Lehman Brothers Municipal Bond Index is a total-return performance benchmark for the long-term, investment-grade, tax-exempt bond market. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this Index.

The Value Line Tax Exempt Fund, Inc.

Tax Exempt Fund Shareholders

Economic Observations

The U.S. economy struggled early in the year, posting a first-quarter gross domestic product increase of a scant 0.6%. Then, a combination of rising inventory investment, a pickup in export demand, and gains in government spending and nonresidential construction helped to offset a further decline in housing demand and a slowdown in consumer spending to produce a second-quarter GDP increase of 3.8%. However, that stepup in growth is proving temporary. Indeed, we are seeing sufficient signs, in the form of accelerating weakness in housing and selective softness in retailing, to suggest that GDP growth will pull back into the 2% range, or less, in the current half. Little significant improvement is likely in 2008, with GDP growth now expected to average just slightly more than 2%.

In fact, even this rather anemic pace of business growth assumes that there will be no exogenous shocks with which to contend, such as a marked worsening of the situation in the Middle East, a further surge in oil prices, or a serious misstep by the Federal Reserve Board. Any of these unwelcome events could well disrupt the orderly pace of economic activity to a sufficient degree to bring on a recession.

Inflation, meantime, remains under control for the most part, thanks to generally stable labor costs and modest levels of productivity growth (i.e., labor cost efficiency). Adequate supplies of raw materials are also helping keep the costs of production from undue escalation. We caution, though, that as the economy moves along the recovery trail over the next 3 to 5 years, some pickup in pricing pressures may emerge. Absent a stronger long-term business expansion than we forecast, or a prolonged increase in oil prices, inflation should be held in comparative check through the beginning of the next decade. Longer-term interest rates, which are heavily influenced by inflationary expectations, should remain in a relatively narrow range over that time period.

The Value Line Tax Exempt Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 through August 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 3/1/07	Ending account value 8/31/07	Expenses* paid during period 3/1/07 thru 8/31/07
Actual	$1,000.00	$972.10	$3.17
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.64% multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

The Value Line Tax Exempt Fund, Inc.

Portfolio Highlights at August 31, 2007 (unaudited)

Ten Largest Long-Term Holdings

Issue	Principal Amount	Value	Percentage of Fund’s Net Assets
Municipal Finance Agency, General Obligations Unlimited, Refunding, Ser. C, CIFG Insured, 5.25%, 8/1/22	$4,450,000	$4,860,334	4.9%
Lodi Unified School District, School Facilities Improvement District No 1, General Obligation Unlimited, Election of 2006, FSA Insured, 5.00%, 8/1/28	$4,640,000	$4,808,757	4.8%
Clark County Nevada Airport Revenue Bonds, Sub-Lien Ser. A-2, AMBAC Insured, 5.00%, 7/1/40	$4,750,000	$4,797,500	4.8%
Wayne Charter County Michigan Airport Revenue Bonds, AMT, MBIA Insured, 5.00%, 12/1/19	$4,700,000	$4,754,426	4.7%
Housing Development Authority, Revenue Bonds, Homeownership Mortgage, Ser. E, 4.50%, 11/1/26	$5,000,000	$4,601,000	4.6%
Midlothian Independent School District, General Obligation Unlimited, Refunding, PSF Guaranteed, 5.00%, 2/15/34	$4,395,000	$4,464,573	4.5%
Erie County Industrial Development Agency, School Facilities, Revenue Bonds, City School District Buffalo Project, Ser. A , FSA Insured, 5.75%, 5/1/20	$3,500,000	$3,897,705	3.9%
Detroit Michigan Water Supply Systems, Revenue Bonds, Refunding, Second Lien-A-Remarketing, MBIA Insured, 5.25%, 7/1/23	$3,550,000	$3,731,512	3.7%
Natomas Unified School District, General Obligation Unlimited, Election of 2006, FGIC Insured, 4.50%, 8/1/29	$3,300,000	$3,157,935	3.2%
St. Johns County Transportation Improvement, Revenue Bonds, AMBAC Insured, 5.00%, 10/1/26	$3,045,000	$3,136,776	3.1%

Asset Allocation — Percentage of Fund’s Net Assets

Quality Diversification — Credit Quality expressed as a Percentage of Fund’s Net Assets as of 8/31/07

Aaa	87.2%
Aa1	4.8%
Aa2	0.1%
A	1.2%
Short-Term Investments	1.6%
Total Investments	94.9%
Cash and other assets in excess of liabilities	5.1%
Total Net Assets	100.0%

Source: Moody’s ratings, defaulting to S&P when not rated.
Credit Quality is subject to change.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)	Value
LONG-TERM MUNICIPAL SECURITIES (93.3%)
	ARKANSAS (1.2%)
	Arkansas State Development Financing Authority, Economic Development Revenue Bonds, Ser. B, ADFA/ADED Guaranteed:
$500,000	4.25%, 3/1/15	A*	$485,825
500,000	4.30%, 3/1/16	A*	482,415
300,000	4.35%, 3/1/17	A*	288,423
			1,256,663
	CALIFORNIA (13.4%)
1,345,000	California Infrastructure and Economic Development Bank, Revenue Bonds, Refunding, Salvation Army Western Project, AMBAC Insured, 5.00%, 9/1/23	Aaa	1,388,282
1,980,000	Inglewood Unified School District, School Facilities Financing Authority, Revenue Bonds, FSA Insured, 5.25%, 10/15/21	Aaa	2,146,696
4,640,000	Lodi Unified School District, School Facilities Improvement District No 1, General Obligation Unlimited, Election of 2006, FSA Insured, 5.00%, 8/1/28	AAA*	4,808,757
3,300,000	Natomas Unified School District, General Obligation Unlimited, Election of 2006, FGIC Insured, 4.50%, 8/1/29	Aaa	3,157,935
	Sacramento City Financing Authority, Revenue Bonds, Capital Improvements, 300 Richards Boulevard, Ser. C, AMBAC Insured:
70,000	5.00%, 12/1/22	Aaa	72,512
970,000	5.00%, 12/1/23	Aaa	1,001,855
805,000	5.00%, 12/1/24	Aaa	829,593
			13,405,630
	DISTRICT OF COLUMBIA (2.5%)
	Metropolitan Washington District of Columbia Airport Authority Systems, Revenue Bonds, AMT, Ser. A:
1,800,000	MBIA Insured, 5.50%, 10/1/16	Aaa	1,907,802
585,000	Refunding, FGIC Insured, 5.00%, 10/1/33	Aaa	579,922
			2,487,724
	FLORIDA (11.7%)
2,785,000	Brevard County, General Obligation Limited, Limited Tax, South Brevard Recreational Project, AMBAC Insured, 4.13%, 7/1/20	Aaa	2,669,172
1,000,000	Cape Coral Florida Utility Improvement Assessment, Southwest 4 Area, MBIA Insured, 4.50%, 7/1/18	Aaa	1,012,240
1,165,000	Hillsborough County School Board Certificates of Participation, Master Lease Program, MBIA Insured, 5.00%, 7/1/22	Aaa	1,205,181
500,000	Hillsborough County School District Sales Tax, Revenue Bonds, Refunding, AMBAC Insured, 5.00%, 10/1/20	Aaa	521,930

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

August 31, 2007

Principal Amount		Rating (unaudited)	Value
	Miami-Dade County Florida Aviation Revenue Bonds, Refunding, Miami International Airport Hub, Ser. B, MBIA Insured:
$1,050,000	5.00%, 10/1/26	Aaa	$1,077,573
1,000,000	5.00%, 10/1/28	Aaa	1,023,030
1,000,000	Polk County Florida Public Facilities, Revenue Bonds, MBIA Insured, 5.00%, 12/1/21	Aaa	1,041,070
3,045,000	St. Johns County Transportation Improvement, Revenue Bonds, AMBAC Insured, 5.00%, 10/1/26	Aaa	3,136,776
			11,686,972
	ILLINOIS (2.3%)
2,000,000	Cook County General Obligation Unlimited, Ser. A, MBIA Insured, 6.25%, 11/15/13	Aaa	2,260,580
	INDIANA (3.1%)
2,575,000	Office Building Commission, Capital Complex, Revenue Bonds, Ser. B, MBIA Insured, 7.40%, 7/1/15	Aaa	3,088,352
	IOWA (2.5%)
2,660,000	Des Moines Water Revenue Bonds, MBIA Insured, 4.13%, 12/1/23	Aaa	2,516,067
	LOUISIANA (2.5%)
2,420,000	St. Tammany Parish Sales Tax District No. 3, Revenue Bonds, CIFG Insured, 5.00%, 6/1/24	AAA*	2,509,516
	MICHIGAN (8.7%)
3,550,000	Detroit Michigan Water Supply Systems, Revenue Bonds, Refunding, Second Lien-A-Remarketing, MBIA Insured, 5.25%, 7/1/23	Aaa	3,731,512
215,000	State Building Authority, State Police Commission System, Revenue Bonds, MBIA Insured, 4.65%, 10/1/19	Aaa	218,442
4,700,000	Wayne Charter County Michigan Airport Revenue Bonds, AMT, MBIA Insured, 5.00%, 12/1/19	Aaa	4,754,426
			8,704,380
	NEVADA (4.8%)
4,750,000	Clark County Nevada Airport Revenue Bonds, Sub-Lien Ser. A-2, AMBAC Insured, 5.00%, 7/1/40	Aaa	4,797,500
	NEW YORK (3.9%)
3,500,000	Erie County Industrial Development Agency, School Facilities, Revenue Bonds, City School District Buffalo Project, Ser. A, FSA Insured, 5.75%, 5/1/20	Aaa	3,897,705
	NORTH DAKOTA (0.5%)
500,000	State Water Commission Revenue, Water Development & Management Program, Ser. B, MBIA Insured, 5.00%, 8/1/25	Aaa	515,135

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)	Value
	OHIO (3.1%)
	Hamilton Ohio City School District, General Obligation Unlimited, School Improvement, FSA Insured:
$1,680,000	5.00%, 12/1/19	Aaa	$1,779,759
1,170,000	5.00%, 12/1/20	Aaa	1,233,636
65,000	Housing and Community Service Department, Single-Family Revenue Bonds, Ser. A-2, 5.50%, 9/1/22	Aaa	65,724
			3,079,119
	PENNSYLVANIA (2.5%)
2,400,000	Philadelphia Airport Revenue Bonds, Refunding, AMT, Ser. B, FSA Insured, 5.00%, 6/15/16	Aaa	2,501,208
	PUERTO RICO (4.9%)
4,450,000	Municipal Finance Agency, General Obligation Unlimited, Refunding, Ser. C, CIFG Insured, 5.25%, 8/1/22	Aaa	4,860,334
	SOUTH CAROLINA (2.6%)
1,775,000	State Highway, General Obligation Unlimited, Ser. A, 3.00%, 8/1/20	Aaa	1,510,649
1,135,000	State Housing Finance and Development Authority, Mortgage Revenue Bonds, AMT, Ser. A-2, FSA Insured, 5.00%, 7/1/20	Aaa	1,137,849
			2,648,498
	SOUTH DAKOTA (4.6%)
5,000,000	Housing Development Authority, Revenue Bonds, Homeownership Mortgage, Ser. E, 4.50%, 11/1/26	Aa1	4,601,000
	TENNESSEE (0.1%)
90,000	Housing Development Agency, AMT, Homeownership, Revenue Bonds, Remarketing, 5.00%, 7/1/17	Aa2	91,089
	TEXAS (17.9%)
	Houston Texas Community College Systems Public Facility Corp., Lease Revenue Bonds, Northline Mall Campus Project, AMBAC Insured:
1,000,000	5.00%, 4/15/17	Aaa	1,063,070
2,115,000	5.00%, 4/15/18	Aaa	2,235,174
500,000	5.00%, 4/15/20	Aaa	522,505
350,000	Houston Texas Community College Systems Public Facility Corp., Lease Revenue Bonds, Public Safety Institute Project, Ser. C, AMBAC Insured, 4.38%, 4/15/21	Aaa	343,469
4,395,000	Midlothian Independent School District, General Obligation Unlimited, Refunding, PSF Guaranteed, 5.00%, 2/15/34	Aaa	4,464,573
	Mission Consolidated Independent School District, General Obligation Unlimited, Refunding, PSF Guaranteed:
2,000,000	5.00%, 2/15/28	Aaa	2,036,060
1,500,000	5.00%, 2/15/30	Aaa	1,525,155

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

August 31, 2007

Principal Amount		Rating (unaudited)	Value
$1,350,000	North Forest Independent School District, General Obligation Unlimited, Schoolhouse, Refunding, PSF Guaranteed, 5.00%, 8/15/21	Aaa	$1,399,275
500,000	Nueces River Authority, Water Supply Revenue Bonds, Corpus Christi Project, FSA Insured, 5.00%, 7/15/25	Aaa	512,395
2,800,000	San Jacinto Texas Community College District, General Obligation Limited, Refunding, AMBAC Insured, 4.25%, 2/15/24	Aaa	2,644,404
170,000	State Public Finance Authority, General Obligation Unlimited, Refunding, Ser. B, 5.00%, 10/1/18	Aa1	179,558
1,000,000	Texas Tech University, Revenue Bonds, Refunding and Improvement, AMBAC Insured, 5.00%, 2/15/27	Aaa	1,022,110
			17,947,748
	VIRGINIA (0.5%)
500,000	Tobacco Settlement Financing Corporation, Revenue Bonds, Asset-Backed, 5.25%, 6/1/19	Aaa	519,655
	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $94,495,621)		93,374,875

SHORT-TERM MUNICIPAL SECURITIES (1.6%)
	WYOMING (1.6%)
$1,650,000	Lincoln County Wyoming Pollution Control, Revenue Bonds, Variable, Exxon Project, Ser. C, 3.95%, 9/4/07(1)	P-1	$1,650,000
	TOTAL SHORT-TERM MUNICIPAL SECURITIES (Cost $1,650,000)		1,650,000
	TOTAL MUNICIPAL SECURITIES (94.9%) (Cost $96,145,621)		95,024,875
	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (5.1%)		5,074,902
	NET ASSETS (100.0%)		$100,099,777
	NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($100,099,777 ÷ 9,938,449 shares outstanding)		$10.07

*	Rated by Moody’s Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor’s

(1)	Variable rate demand notes are considered short-term obligations. Interest rates change on reset date. These securities are payable on demand on interest rate reset dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of August 31, 2007.

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Statement of Assets and Liabilities at August 31, 2007 (unaudited)

Assets:
Investment securities, at value (Cost — $96,145,621)	$95,024,875
Cash	3,251,313
Receivable for securities sold	1,115,740
Interest receivable	994,752
Receivable for capital shares sold	50
Total Assets	100,386,730

Liabilities:
Dividends payable to shareholders	92,622
Payable for capital shares repurchased	65,752
Accrued expenses:
Advisory fee	43,689
Directors’ fees and expenses	3,946
Other	80,944
Total Liabilities	286,953
Net Assets	$100,099,777

Net assets consist of:
Capital stock, at $0.01 par value (authorized 65,000,000 shares; outstanding 9,938,449 shares)	$99,384
Additional paid-in capital	101,536,377
Distributions in excess of net investment income	(23,142)
Accumulated net realized loss on investments	(392,096)
Net unrealized depreciation of investments	(1,120,746)
Net Assets	$100,099,777
Net Asset Value, Offering and Redemption Price, per Outstanding Share ($100,099,777 ÷ 9,938,449 shares outstanding)	$10.07

Statement of Operations For the Six Months Ended August 31, 2007 (unaudited)

Investment Income:
Interest	$2,340,951

Expenses:
Advisory fee	261,557
Service and distribution plan fees	130,779
Custodian fees	23,170
Transfer agent fees	20,483
Printing and postage	17,233
Registration and filing fees	8,771
Auditing and legal fees	6,523
Directors’ fees and expenses	4,152
Telephone	2,050
Insurance	1,917
Other	5,411
Total Expenses Before Custody Credits and Fees Waived	482,046
Less: Service and Distribution Plan Fees Waived	(130,779)
Less: Custody Credits	(14,920)
Net Expenses	336,347
Net Investment Income	2,004,604
Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Loss	(909,911)
Change in Net Unrealized Appreciation/(Depreciation)	(4,054,862)
Net Realized Loss and Change in Net Unrealized Appreciation/(Depreciation) on Investments	(4,964,773)
Net Decrease in Net Assets from Operations	$(2,960,169)

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Statement of Changes in Net Assets
for the Six Months Ended August 31, 2007 (unaudited) and for the Year Ended February 28, 2007

	Six Months Ended August 31, 2007 (unaudited)	Year Ended February 28, 2007
Operations:
Net investment income	$2,004,604	$4,223,976
Net realized gain/(loss) on investments	(909,911)	744,743
Change in net unrealized appreciation/(depreciation)	(4,054,862)	105,402
Net increase (decrease) in net assets from operations	(2,960,169)	5,074,121
Distributions to Shareholders:
Net investment income	(2,004,604)	(4,223,976)
Net realized gain from investment transactions	—	(909,947)
Total Distributions	(2,004,604)	(5,133,923)
Capital Share Transactions:
Proceeds from sale of shares	567,474	2,218,574
Proceeds from reinvestment of distributions to shareholders	1,433,400	3,709,204
Cost of shares repurchased	(6,439,111)	(13,842,987)
Decrease from capital share transactions	(4,438,237)	(7,915,209)
Total Decrease in Net Assets	(9,403,010)	(7,975,011)
Net Assets:
Beginning of period	109,502,787	117,477,798
End of period	$100,099,777	$109,502,787
Distributions in excess of net investment income, at end of period	$(23,142)	$(23,142)

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements (unaudited)

1.	Significant Accounting Policies

The Value Line Tax Exempt Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, comprised of The National Bond Portfolio. The primary investment objective of the Fund is to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal by investing primarily in investment-grade municipal securities. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state or region. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A)  Security Valuation: The investments are valued each business day at market value using prices supplied by an independent pricing service (the “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market are valued at quotations obtained by the Service from dealers in such securities. Other investments (which constitute a majority of the portfolio securities) are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available will be valued in good faith at their fair value using methods determined by the Board of Directors.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

(B)  Distributions: It is the policy of the Fund to declare dividends daily from net investment income. Dividends credited to a shareholder’s account are paid monthly. Income earned by the Fund on weekends, holidays, and other days on which the Fund is closed for business is declared as a dividend on the next day on which the Fund is open for business. The Fund expects to distribute any net realized capital gains at least annually.

The amount of dividends and distributions from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.

(C)  Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement

The Value Line Tax Exempt Fund, Inc.

August 31, 2007

No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. As of August 31, 2007, management has reviewed the tax positions for the tax years still subject to tax audit under the statute of limitations, evaluated the implication of FIN 48, and does not currently anticipate a material impact to the Fund’s financial statements.

(D)  Security Transactions: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premium and accretion of discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(E)  Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2.	Capital Share Transactions

Transactions in capital stock were as follows:

	Six Months Ended August 31, 2007 (unaudited)	Year Ended February 28, 2007
Shares sold	54,959	213,756
Shares issued to shareholders in reinvestment of distributions	139,774	354,538
Shares repurchased	(625,397)	(1,328,645)
Net decrease	(430,664)	(760,351)
Dividends per share from net investment income	$0.1978	$0.3971
Dividends per share from net realized gains	$—	$0.0870

3.	Purchases and Sales of Securities

Purchases and sales of municipal securities, excluding short-term securities, were as follows:

Six Months Ended August 31, 2007 (unaudited)
Purchases:
Long-term obligations	$91,515,576
Maturities or Sales:
Long-term obligations	$101,525,903

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements (unaudited)                           August 31, 2007

4.	Income Taxes (unaudited)

At August 31, 2007, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$96,145,621
Gross tax unrealized appreciation	$530,109
Gross tax unrealized depreciation	(1,650,855)
Net tax unrealized depreciation on investments	$(1,120,746)

5.	Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $261,557 was paid or payable to Value Line, Inc. (the “Adviser”) for the six months ended August 31, 2007. This was computed at an annual rate of 0.50% of the Fund’s average daily net assets. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers of the Fund and pays their salaries and wages. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionally based upon the Funds’ respective net assets. The Fund bears all other costs and expenses of its organization and operation.

The Fund has a Service and Distribution Plan (the “Plan”). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the “Distributor”), for advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. Fees amounting to $130,779, before fee waiver, were accrued under the Plan for the six months ended August 31, 2007. Effective February 10, 2006, the Distributor voluntarily waived the fee under the Plan. Effective July 1, 2007, the Distributor contractually agreed to continue to waive the fee under the plan for a one year period. The fees waived amounted to $130,779. The Distributor has no right to recoup previously waived amounts.

For the six months ended August 31, 2007, the Fund’s expenses were reduced by $14,920 under a custody credit arrangement with the custodian.

Certain officers and directors of the Adviser and/or affiliated companies are also officers and directors of the Fund. At August 31, 2007, the Adviser and/or affiliated companies owned 65,961 shares of the Fund representing less than 1% of the outstanding shares. In addition, certain officers and directors of the Fund as a group owned 134,225 shares, representing 1.35% of the outstanding shares.

The Value Line Tax Exempt Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	National Bond Portfolio
			Years Ended on Last Day of February,
	Six Months Ended August 31, 2007 (unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$10.56		$10.56	$10.66	$11.03	$10.84	$10.68
Income from investment operations:
Net investment income	0.20		0.40	0.37	0.37	0.38	0.42
Net gains or (losses) on securities (both realized and unrealized)	(0.49)		0.09	(0.04)	(0.26)	0.19	0.18
Total from investment operations	(0.29)		0.49	0.33	0.11	0.57	0.60
Less distributions:
Dividends from net investment income	(0.20)		(0.40)	(0.37)	(0.37)	(0.38)	(0.42)
Distributions from net realized gains	—		(0.09)	(0.06)	(0.11)	— (3)	(0.02)
Total distributions	(0.20)		(0.49)	(0.43)	(0.48)	(0.38)	(0.44)
Net asset value, end of period	$10.07		$10.56	$10.56	$10.66	$11.03	$10.84
Total return	(2.79	)%(4)	4.73%	3.22%	1.14%	5.36%	5.76%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$100,100		$109,503	$117,478	$126,479	$149,640	$165,175
Ratio of expenses to average net assets(1)	0.92	%(5)	0.93%	0.97%	0.97%	0.94%	0.91%
Ratio of expenses to average net assets(2)	0.64	%(5)	0.67%	0.95%	0.97%	0.94%	0.91%
Ratio of net investment income to average net assets	3.83	%(5)	3.79%	3.51%	3.48%	3.50%	4.00%
Portfolio turnover rate	89	%(4)	283%	149%	93%	166%	134%

(1)	Ratio reflects expenses grossed up for custody credit arrangement and grossed up for the waiver of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets, net of custody credits, but exclusive of the waiver of the service and distribution plan fees by the Distributor would have been 0.89% (annualized), 0.92%, 0.96%, 0.97%, 0.94%, and 0.90%, respectively, for the six months ended August 31, 2007 and for the years ended February 28, 2007, February 28, 2006, February 28, 2005, February 29, 2004 and February 28, 2003.

(2)	Ratio reflects expenses net of the custody credit arrangement and net of the waiver of the service and distribution plan fees by the Distributor.

(3)	Represents $0.0005

(4)	Not annualized.

(5)	Annualized.

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Factors Considered by the Board in Approving the Investment Advisory Agreement
for The Value Line Tax Exempt Fund — The National Bond Portfolio (unaudited)

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Directors, including a majority of Directors who are not interested persons of the Fund, as that term is defined in the 1940 Act (the “Independent Directors”), annually to consider the investment advisory agreement (the “Agreement”) between the Fund and its investment adviser, Value Line, Inc. (“Value Line”). As required by the 1940 Act, the Board requested and Value Line provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Agreement. At meetings held throughout the year, including the meeting specifically focused upon the review of the Agreement held on March 8, 2007, the Independent Directors met in executive sessions separately from the non-Independent Director of the Fund and any officers of Value Line. In selecting Value Line and approving the continuance of the Agreement, the Independent Directors relied upon the assistance of counsel to the Independent Directors.

Both in the meeting that specifically addressed the approval of the Agreement and at other meetings held during the course of the year, the Board, including the Independent Directors, received materials relating to Value Line’s investment and management services under the Agreement. These materials included information on (i) the investment performance of the Fund over various periods of time compared to the performance of a peer group of funds consisting of the Fund and all retail and institutional general municipal debt funds regardless of asset size or primary channel of distribution (the “Performance Universe”), as classified by Lipper Inc., an independent evaluation service (“Lipper”), and to the Fund’s benchmark index; (ii) sales and redemption data with respect to the Fund; (iii) the general investment outlook in the markets in which the Fund invests; (iv) arrangements with respect to the distribution of the Fund’s shares; (v) the allocation of the Fund’s brokerage (none of which was effected through any affiliate of Value Line); and (vi) the overall nature, quality and extent of services provided by Value Line.

As part of the review of the continuance of the Agreement, the Board requested, and Value Line provided, additional information in order to evaluate the quality of Value Line’s services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Directors engaged in an extensive review of information, which included data comparing: (i) the Fund’s management fees, transfer agent/custodian fees, service fees (including 12b-1 fees), and other non-management fees, to those incurred by a peer group of funds consisting of the Fund and seven other retail no-load general municipal debt funds, as selected objectively by Lipper (the “Expense Group”), and a peer group of funds consisting of the Fund, the Expense Group and all other retail no-load general municipal debt funds, as selected objectively by Lipper (the “Expense Universe”); (ii) the Fund’s average expense ratio to those of its Expense Group and Expense Universe; (iii) the Fund’s investment performance over various time periods to the average performance of the Performance Universe as well as the 10 or 30 (depending upon availability) largest retail general municipal debt funds as selected by Lipper (“Lipper Index”); (iv) Value Line’s financial results and condition, including Value Line’s and its affiliates’ profitability from the services that have been performed for the Fund as well as the Value Line family of funds; (v) the Fund’s current investment management staffing; and (vi) the Fund’s potential for achieving economies of scale. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the Expense Group, the Expense Universe and the Performance Universe to prepare its information.

The following summarizes matters considered by the Board in connection with its renewal of the Agreement. However, the Board did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Investment Performance.  The Board reviewed the Fund’s overall investment performance and compared it to its Performance Universe and the Lipper Index. The Board noted that the Fund’s performance for the one-year, three-year, five-year and ten-year periods ended December 31, 2006 was below the performance of both the Performance Universe average and the Lipper Index.

The Value Line Tax Exempt Fund, Inc.

Factors Considered by the Board in Approving the Investment Advisory Agreement
for The Value Line Tax Exempt Fund — The National Bond Portfolio (unaudited)

Value Line’s Personnel and Methods.  The Board reviewed the background of the portfolio manager responsible for the daily management of the Fund’s portfolio, achieving the Fund’s investment objective and adhering to the Fund’s investment strategy. The Independent Directors also engaged in discussions with Value Line’s senior management who are responsible for the overall functioning of the Fund’s investment operations. Based on this review, the Board concluded that the Fund’s management team and Value Line’s overall resources were well developed and that Value Line had investment management capabilities and personnel essential to performing its duties under the Agreement.

Management Fee and Expenses.  The Board considered Value Line’s fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. Although the Fund’s management fee rate for the most recent fiscal year was slightly higher than that of both the Expense Group average and the Expense Universe average, the Board determined that the Fund’s management fee rate payable to Value Line under the Agreement does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the management fee rate under the Agreement is fair and reasonable.

The Board also considered that the Fund’s total expense ratio relative to its Expense Group and Expense Universe averages. The Board noted that, effective February 10, 2006, Value Line Securities, Inc., the Fund’s principal underwriter, voluntarily agreed to waive all of the Fund’s Rule 12b-1 fee, effectively reducing the Fund’s Rule 12b-1 fee rate from 0.25% to 0.00% of the Fund’s average daily net assets. As a result of this voluntary Rule 12b-1 fee waiver, the Board noted that the Fund’s total expense ratio (after giving effect to this waiver) was less than that of the Expense Group average yet slightly higher than that of the Expense Universe average and concluded that the average expense ratio was satisfactory for the purpose of approving the continuance of the Agreement for the coming year. The Board also noted that Value Line Securities, Inc. contractually agreed to waive all of the Fund’s Rule 12b-1 fee for a one-year period effective July 1, 2007 so that such waiver could not be changed without the Board’s approval during such period.

Nature and Quality of Other Services.  The Board considered the nature, quality, cost and extent of other services provided by Value Line and its affiliate, Value Line Securities, Inc., the Fund’s principal underwriter. At meetings held throughout the year, the Board reviewed the effectiveness of Value Line’s overall compliance program, as well as the services provided by Value Line Securities, Inc. The Board also reviewed the services provided by Value Line and its affiliate in supervising third party service providers. Based on this review, the Board concluded that the nature, quality, cost and extent of such other services provided by Value Line and its affiliate were satisfactory, reliable and beneficial to the Fund’s shareholders.

Profitability.  The Board considered the level of Value Line’s profits with respect to the management of the Fund, including the impact of certain actions taken during 2005, 2006 and 2007. These actions included Value Line’s review of its methodology in allocating certain of its costs to the management of each fund, the reduction of management and/or Rule 12b-1 fees for certain funds (both of which type of reductions may be changed by Value Line or Value Line Securities, Inc. (as the case may be) for certain funds or, for other funds, may not be changed during a set term unless approved by the Board), Value Line’s termination of the use of soft dollar research, and the cessation of trading through Value Line Securities, Inc. Based on a review of these actions and Value Line’s overall profitability, the Board concluded that Value Line’s profits from management of the Fund, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund in light of the business risks involved.

Other Benefits.  The Board also considered the character and amount of other direct and incidental benefits received by Value Line and its affiliates from their association with the Fund. The Board concluded that potential “fall-out” benefits

The Value Line Tax Exempt Fund, Inc.

Factors Considered by the Board in Approving the Investment Advisory Agreement
for The Value Line Tax Exempt Fund — The National Bond Portfolio (unaudited)

that Value Line and its affiliates may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Fund.

Economies of Scale.  The Board noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a relevant consideration for the Fund and the addition of break points in the management fee rate was determined not to be necessary at this time.

Conclusion.  The Board, in light of Value Line’s overall performance and actions taken with respect to the rate at which the management fees and Rule 12b-1 fees are charged, considered it appropriate to continue to retain Value Line as the Fund’s investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Board concluded that the Fund’s Agreement is fair and reasonable and voted to approve the continuation of the Agreement for another year.

The Value Line Tax Exempt Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Interested Director*
Jean Bernhard Buttner Age 72	Chairman of the Board of Directors and President	Since 1984
Chairman, President and Chief Executive Officer of Value Line, Inc. (the “Adviser”) and Value Line Publishing, Inc. Chairman and President of each of the 14 Value Line Funds and Value Line Securities, Inc. (the “Distributor”).
Value Line, Inc.
Non-Interested Directors
John W. Chandler 416 North Hemlock Lane Williamstown, MA 01267 Age 83	Director	Since 1991	Consultant, Academic Search Consultation Service, Inc. 1992–2004; Trustee Emeritus and Chairman (1993–1994) of the Board of Trustees of Duke University; President Emeritus, Williams College.	None
Frances T. Newton 4921 Buckingham Drive Charlotte, NC 28209 Age 66	Director	Since 2000	Retired; Customer Support Analyst, Duke Power Company until April 2007.	None
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 Age 75	Director	Since 2000
Professor of History, Williams College, 1961–2002. Professor Emeritus since 2002; President Emeritus since 1994 and President, 1985–1994; Chairman (1993–1997) and Interim President (2002–2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 Age 71	Director	Since 1997	Visiting Professor of Classics, Williams College, since 1999; President Emeritus, Skidmore College since 1999 and President, 1987–1998.	None

The Value Line Tax Exempt Fund, Inc.

Management of the Fund

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 Age 68	Director	Since 1984	Chairman, Institute for Political Economy.	None
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 Age 58	Director	Since 1996	Senior Financial Advisor, Veritable L.P. (investment adviser) since 2004; Senior Financial Advisor, Hawthorn 2001–2004.	None
Officers
David T. Henigson Age 49	Vice President, Secretary and Chief Compliance Officer	Since 1994
Director, Vice President and Chief Compliance Officer of the Adviser. Director, Vice President and Chief Compliance Officer
of the Distributor. Vice President, Secretary and Chief Compliance Officer of each of the 14 Value Line Funds.

Stephen R. Anastasio Age 48	Treasurer	Since 2005	Controller of the Adviser until 2003; Chief Financial Officer of the Adviser 2003–2005; Treasurer of the Adviser since 2005; Treasurer of each of the 14 Value Line Funds.
Howard A. Brecher Age 53	Assistant Treasurer, Assistant Secretary	Since 2005	Director, Vice President and Secretary of the Adviser. Director and Vice President of the Distributor.

*	Mrs. Buttner is an “interested person” as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s directors and is available, without charge, upon request by calling 1-800-243-2729.

The Value Line Tax Exempt Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

The Value Line Tax Exempt Fund, Inc.

    [This page is intentionally left blank.]

The Value Line Tax Exempt Fund, Inc.

    [This page is intentionally left blank.]

The Value Line Tax Exempt Fund, Inc.

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am – 5pm CST, Monday – Friday, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)

The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	Jean B. Buttner
Jean B. Buttner, President

Date:	10/30/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	Jean B. Buttner
Jean B. Buttner, President, Principal Executive Officer

By:	Stephen R. Anastasio
Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:	10/30/07